Notes relating to the unaudited condensed consolidated interim statement of financial position - Deferred revenue (Details) - EUR (€) € in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2016	May 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of offsetting of financial assets [line items]
Deferred revenue			€ 4,910		€ 10,070
Upfront Payments Received			6,812	€ 8,664
AbbVie
Disclosure of offsetting of financial assets [line items]
Deferred revenue			4,700		9,812
Upfront Payments Received	€ 4,700
LEO Pharma collaboration
Disclosure of offsetting of financial assets [line items]
Deferred revenue			€ 210		€ 258
Upfront Payments Received		€ 200